Impairment Of Exploration And Evaluation And Oil And Gas Properties - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) us-au t	Dec. 31, 2021 USD ($) us-au t	Dec. 31, 2020 USD ($)
Impairment of exploration and evaluation and oil and gas properties [line items]
Goodwill	$ 4,614
Australian carbon price per tonne of emissions | t	80	80
Inflation rate	2.00%	2.00%
Foreign exchange rate is based on management view of long term exchnage rates | us-au	0.75	0.75
Impairment loss		$ 10	$ 5,269
WDS International Segment [Member] | Other [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Goodwill	$ 283
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | Volume Of Production Of Brent Oil [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	4.00%
Percentage of reasonably possible decrease in unobservable input assets	4.00%
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | FX Measurement Input [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	12.00%
Percentage of reasonably possible decrease in unobservable input assets	12.00%
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | Brent Price Measurement Input [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
Percentage of reasonably possible decrease in unobservable input assets	10.00%
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | Discount rate, measurement input [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	1.50%
Percentage of reasonably possible decrease in unobservable input assets	1.50%
Non-current assets held for sale [member] | Australian Operating Segment [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Impairment loss		10
Non-current assets held for sale [member] | Level 3 of fair value hierarchy [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Impairment loss		$ 10
Bottom of range [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Pre tax discount rate		8.90%
Post tax discount rate	8.00%	7.50%
Top of range [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Pre tax discount rate		11.60%
Post tax discount rate	11.50%	8.50%